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                               September 26, 2005

Jeffrey A. Shady, Esq.
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


RE:     CONSOLIDATED CAPITAL PROPERTIES VI
        INFORMATION STATEMENT ON SCHEDULE 14C
        FILED SEPTEMBER 16, 2005
        SEC FILE NO. 0-14099

Dear Mr. Shady:

      We submit this letter in response to comments from the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), received by a letter dated September 22, 2005 relating to Consolidated Capital Properties VI
Schedule 14C, filed on September 16, 2005 (File No. 1-14099).

      We appreciate your review comments to assist us in our compliance with the applicable disclosure requirements and we are committed to providing you with the information you requested on a timely basis.

      Set forth below are the Staff's comments followed by our responses, which are numbered to correspond with the numbers set forth in the Staff's comment letter.

1. PLEASE REVISE THE INTRODUCTORY PARAGRAPH OR SUMMARY SECTION TO INDICATE THAT UPON COMPLETION OF THE SALE OF YOUR REMAINING PROPERTY, THE PARTNERSHIP WILL BE DISSOLVED AND ITS AFFAIRS WOUND UP.

      RESPONSE: In response to the Staff's comment, we have revised the summary section of the Information Statement on Schedule 14C.

2. WE NOTE YOUR STATEMENT IN THE THIRD PARAGRAPH ON PAGE 10 THAT THE PARTNERSHIP INTENDS TO HOLD BACK APPROXIMATELY $30,000 TO PAY FOR COSTS ASSOCIATED WITH LEGAL CLAIMS. WE ALSO NOTE THAT YOU WILL RESERVE PROCEEDS FROM THE SALE OF THE PROPERTY TO COVER ADMINISTRATIVE COSTS, INCLUDING MANAGEMENT FEES, TAXES, COST OF AUDITS, PRINTING AND MAILING AND THE PREPARATION AND FILING OF THE PARTNERSHIP'S TAX RETURNS. PLEASE REVISE TO ESTIMATE THE COST OF YOUR ADMINISTRATIVE EXPENSES ASSOCIATED WITH THE LIQUIDATION AND DISSOLUTION.

      RESPONSE: In response to the Staff's comment, we have revised the third paragraph on page 10 of the Information Statement on Schedule 14C.

3. YOU INDICATE ON PAGE 6 THAT THE DISTRIBUTABLE NET PROCEEDS PER UNIT ARE $11. PLEASE TELL US WHETHER THE $11 INCLUDES THE COSTS ASSOCIATED WITH THE LEGAL CLAIMS AND RESERVES TO COVER THE ADMINISTRATIVE COSTS IN CONNECTION WITH THE LIQUIDATION AND DISSOLUTION OF YOUR REMAINING PROPERTY. IF NOT, PLEASE REVISE YOUR USE OF PROCEEDS SECTION TO ESTIMATE THOSE EXPENSES AND PROVIDE A COMPREHENSIVE ESTIMATED DISTRIBUTABLE NET PROCEEDS PER

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      UNIT.

      RESPONSE: The $11 of the net proceeds per unit that will be distributed to the limited partners upon consummation of the sale of the property includes costs associated with the legal claims and reserves to cover the administrative costs in connection with the liquidation and dissolution of the partnership.

      In connection with responding to the Staff's comments, we acknowledge that:

      - The adequacy and accuracy of the disclosure in the filing is the responsibility of the registrant.

      - The registrant acknowledges that Staff comment or changes in response to Staff comment in the proposed disclosure in the preliminary proxy materials do not foreclose the Commission from taking any action with respect to the filing.

      - The registrant also represents that Staff comment may not be asserted as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      We trust that you will find the foregoing responsive to the Staff's comments. If you have any further questions or comments, please contact Lawrence Venick, Esq. at Loeb & Loeb LLP, counsel to the undersigned, at (310) 282-2318.

                                   CONSOLIDATED CAPITAL PROPERTIES VI

                                   /s/  Derek McCandless
                                   ----------------------------------
                                   Derek McCandless
                                   Assistant General Counsel

cc:   Lawrence Venick, Esq.






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